Condensed Statements of Operations (Parentheticals) - USD ($)		3 Months Ended		12 Months Ended
		Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Diluted		$ 0.00	$ 0.00	$ (0.01)	$ 0.00
Diluted	[1]	495,454,546	272,258,640	296,664,409	437,735,093
Related Party
General and administrative expenses (related parties - respectively)		$ 60,508	$ 2,969

[1]	The number of Common and Series A Preferred Stock outstanding were retroactively adjusted as a result of a reverse merger. See Note 1 and Note 5.